Divestitures	12 Months Ended
Dec. 31, 2025
Divestitures
Divestitures

Note 4 – Divestitures

On March 16, 2024, the Group signed a share transfer agreement with a third party to sell its 100% equity interest in Zhejiang Tantech Bamboo Charcoal Co., Ltd. (“Tantech Charcoal”) for a consideration of $246,599 (RMB1.8 million). For the year ended December 31, 2024, the Group recorded a gain of $1,008,290 resulting from the disposition of Tantech Charcoal, which is reflected in gain (loss) from disposal of subsidiaries on the Consolidated Statement of Operations. Revenues and net income of Tantech Charcoal were $6,331,354 and $1,385,657, respectively, for the year ended December 31, 2024, $43,045,679 and $8,142,194, respectively, for the year ended December 31, 2023, and $49,010,850 and $5,851,977, respectively, for the year end December 31, 2022. The disposition is not considered a strategic shift to the Group’s business nor to have a major effect on the Group’s operation and financial results; therefore, it is not reported as a discontinued operation.

On December 25, 2024, the Group entered into a share transfer agreement with a third party. Under the agreement, the Group agreed to sell all of the equity in USCNHK Group Limited (“USCNHK”) and its wholly owned subsidiaries, Tantech Holdings (Lishui) Co., Ltd., Hangzhou Tanbo Technology Co., Ltd. and Lishui Xincai Industrial Co., Ltd., to the third party for $1,269 (approximately HKD10,000). For the year ended December 31, 2024, the Group recorded a loss of $2,023,033 resulting from the disposition of USCNHK, which is reflected in gain (loss) from disposal of subsidiaries on the Consolidated Statement of Operations. Revenues and net income (loss) of the USCNHK”) and its wholly owned subsidiaries were nil and $614,871, respectively, for the year ended December 31, 2024, nil and $3,240,482, respectively, for the year ended December 31, 2023, and nil and $ (693,216), respectively, for the year ended December 31, 2022. Prior to the transfer, those subsidiaries did not conduct any substantial business nor have a major effect on the Group’s operation and financial results, therefore, it is not reported as a discontinued operation.